Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Schedule of Earnings per Share

	2018	2017	2016
	$	$	$
Net income	96,055	21,640	26,485
Weighted average multiple and subordinate voting shares outstanding	107,250,039	100,262,026	100,000,000
Weighted average number of shares on exercise of stock options	4,269,199	1,761,170	1,692,301
Diluted weighted average number of multiple and subordinate voting shares outstanding	111,519,238	102,023,196	101,692,301
Earnings per share
Basic	$0.90	$0.22	$0.26
Diluted	$0.86	$0.21	$0.26